UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2012 (unaudited)
Tortoise MLP & Pipeline Fund

Description	Shares	Fair Value
Common Stock - 75.0%(1)
Canadian Crude/Refined Products Pipelines - 10.4%(1)
Enbridge, Inc.	380,476	$14,998,364
Pembina Pipeline Corp.	219,700	5,955,246
		20,953,610
Canadian Natural Gas Pipelines - 5.9%(1)
Keyera Corp.	63,800	2,912,503
TransCanada Corp.	198,354	8,939,815
		11,852,318
United States Crude/Refined Products Pipelines - 9.0%(1)
Kinder Morgan, Inc.	507,500	18,153,275

United States Local Distribution Pipelines - 11.3%(1)
CenterPoint Energy, Inc.	437,300	8,916,547
NiSource, Inc.	574,100	13,973,594
		22,890,141
United States Natural Gas Gathering Pipelines - 2.5%(1)
Targa Resources Corp.	111,058	5,027,596
United States Natural Gas Pipelines - 31.5%(1)
EQT Corp.	109,900	5,930,204
National Fuel Gas Co.	78,600	3,922,140
ONEOK, Inc.	335,674	14,947,563
Questar Corp.	353,072	6,973,172
Spectra Energy Corp.	494,100	13,963,266
Williams Companies, Inc.	554,838	17,904,622
		63,640,967
United States Other Energy Infrastructure - 4.4%(1)
CMS Energy Corp.	86,400	1,993,248
Dominion Resources, Inc.	38,000	1,994,240
Sempra Energy	30,000	1,986,000
Wisconsin Energy Corp.	77,880	2,956,325
		8,929,813
Total Common Stock
(Cost $145,952,484)		151,447,720

Master Limited Partnerships - 23.1%(1)
United States Crude/Refined Products Pipelines - 9.4%(1)
Buckeye Partners, L.P.	59,475	2,939,255
Holly Energy Partners, L.P.	13,950	939,533
Magellan Midstream Partners, L.P.	60,050	4,982,348
Oiltanking Partners LP	26,666	980,775
Plains All American Pipeline, L.P.	69,500	6,013,835
Sunoco Logistics Partners L.P.	45,700	2,131,905
Tesoro Logistics LP	24,400	1,063,108
		19,050,759
United States Natural Gas Gathering Pipelines - 4.5%(1)
Access Midstream Partners LP	84,600	2,548,998
MarkWest Energy Partners LP	38,100	2,023,110
Targa Resources Partners LP	49,200	1,993,584
Western Gas Partners LP	52,630	2,513,083
		9,078,775
United States Natural Gas Pipelines - 9.2%(1)
Energy Transfer Equity, L.P.	23,200	1,019,640
Enterprise Products Partners L.P.	112,410	6,002,694
ONEOK Partners, L.P.	71,453	4,059,959
Regency Energy Partners LP	64,472	1,491,882
Williams Partners LP	115,437	5,954,241
		18,528,416
Total Master Limited Partnerships
(Cost $42,850,723)		46,657,950

Short-Term Investment - 1.3%(1)
United States Investment Company - 1.3%(1)
Fidelity Institutional Money Market Portfolio, 0.16%(2)
(Cost $2,624,773)	2,624,773	2,624,773

Total Investments - 99.4%(1)
(Cost $191,427,980)	200,730,443
Other Assets and Liabilities, Net - 0.6%(1)	1,190,722
Total Net Assets - 100.0%(1)	$201,921,165

(1) Calculated as a percentage of net assets.
(2) Rate indicated is the current yield as of August 31, 2012.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2012.
	Level 1	Level 2	Level 3	Total
Common Stock	$151,447,720	$-	$-	$151,447,720
Master Limited Partnerships	46,657,950	-	-	46,657,950
Short-Term Investment	2,624,773	-	-	2,624,773
Total Investments	$200,730,443	$-	$-	$200,730,443

Transfers between levels are recognized at the beginning of the reporting period. During the period ended August 31, 2012, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows:

Tortoise MLP &
Pipeline Fund

Cost of investments	$ 191,043,552

Gross unrealized appreciation	10,936,900
Gross unrealized depreciation	(1,250,009)
Net unrealized appreciation	$ 9,686,891

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  October 23, 2012

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  October 22, 2012